Segment and Geographic Information (Details Textual) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Product_Line Segment	Dec. 31, 2010
Segment and Geographic Information (Textual) [Abstract]
Number of geographically-based operating segments	3
Impairment charge		$ 0.8
Number of product lines	2